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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [  ]; Amendment Number:____________
 This Amendment (Check only one.): [ ]  is a restatement
                                   [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Cincinnati Indemnity Company
Address:          6200 South Gilmore Road
                  Fairfield, Ohio 45014

13F File Number:    028-10756

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:    Kenneth W. Stecher
Title:   Chief Financial Officer
Phone:   (513) 870-2626

Signature, Place and Date of Signing:

/s/ Kenneth W. Stecher       Fairfield, Ohio                 November 10, 2004
----------------------      ------------------             ---------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager: N/A


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers                    1
                                                 ---------
Form 13F Information Table Entry Total:              5
                                                 ---------
Form 13F Information Table Value Total            14,005
                                                 ---------

List of Other Included Managers:

01 Cincinnati Financial Corporation 13F File No.  028-10798
                                                 ----------


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
                                          COLUMN 2     COLUMN 3     COLUMN 4      COLUMN 5
                                       TITLE OF CLASS   CUSIP      FMV (000)       SHARES     SH/PRN   PUT/CALL
                                       --------------   -----      ---------     ----------   ------   --------
EXXON MOBIL CORPORATION                    Common     30231G102      4,930       102,000        SH
GENERAL ELECTRIC CO.                       Common     369604103      1,679        50,000        SH
GENUINE PARTS CO                           Common     372460105        576        15,000        SH
JOHNSON & JOHNSON                          Common     478160104      1,408        25,000        SH
PROCTER & GAMBLE CORPORATION               Common     742718109      5,412       100,000        SH
                                                                    14,005       292,000

                                          COLUMN 6     COLUMN 7     COLUMN 8
                                         INVESTMENT
              ISSUER                        DIS        OTH MGRS       SOLE         SHARED       NONE
              ------                     ----------    --------     --------     ----------     ----
EXXON MOBIL CORPORATION                    SHARED         01           -         102,000         -
GENERAL ELECTRIC CO.                       SHARED         01           -          50,000         -
GENUINE PARTS CO                           SHARED         01           -          15,000         -
JOHNSON & JOHNSON                          SHARED         01           -          25,000         -
PROCTER & GAMBLE CORPORATION               SHARED         01           -         100,000         -
                                                                                 292,000


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